TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
4 Manhattanville Road
Purchase, New York 10577

May 6, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:           Transamerica Financial Life Insurance Company
TFLIC Series Life Account
TFLIC Freedom Elite Builder
(File No. 333-61654)

Filer CIK No.:  0000933275

Dear Sir or Madam:

On behalf of Transamerica Financial Life Insurance Company and the TFLIC Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 20, 2011 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden
Manager, Registered Products and Distribution

cc:  Art Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
       Priscilla Hechler